Income Tax Expense - Schedule of Tax Rate (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Current tax expense
Current period		$ 315,503
Reconciliation of effective tax rate
(Loss)/income before income tax	(2,885,330)	6,360,424
Tax calculated at domestic tax rate applicable to respective profits (2024: 16.5%)	(476,079)	1,049,454
Effect of tax rates in foreign jurisdiction		(21,429)
Effect of non-taxable income	(2,793,499)	(1,041,985)
Effect of non-deductible expense	281,197	26,003
Utilisation of tax loss		(131,075)
Tax effect of tax loss not recognized	2,988,381	434,535
Income tax expense		$ 315,503